FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2014
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Foreign currency risk
The majority of the Company's transactions, assets and liabilities are denominated in U.S. dollars, the functional currency of the Company. The functional currencies of certain of the Company's subsidiaries are Sterling, Singapore dollars and Norwegian kroner and risks of two kinds arise as a result:

•	a transaction risk, that is, the risk that currency fluctuations will have a negative effect on the value of the Company's cash flows;

•
a translation risk, that is, the impact of adverse currency fluctuations in the translation of foreign operations and foreign assets and liabilities into U.S. dollars for the Company's consolidated financial statements.

Accordingly, such risk may have an adverse effect on the Company's financial condition and results of operations. The Company has not entered into derivative contracts for either transaction or translation risk.

Forward freight agreements
During the six months ended June 30, 2013, the Company entered into forward freight agreements for speculative purposes. As of June 30, 2014, the Company had no contracts outstanding (December 31, 2013: no contracts). The Company recorded a loss on forward freight agreements of $0.6 million in the six months ended June 30, 2013, which is included in "Mark to market loss on derivatives".

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2014 and December 31, 2013 are as follows:

	2014		2013
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	62,436	62,436	53,759	53,759
Restricted cash and investments	36,651	36,651	68,363	68,363
Marketable securities	4,471	4,471	3,479	3,479
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	218,280	189,730	269,078	200,077
4.5% Convertible Bond	190,000	171,950	190,000	140,315

The estimated fair value of financial assets and liabilities at June 30, 2014 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	62,436	62,436	—	—
Restricted cash and investments	36,651	36,651	—	—
Marketable securities	4,471	4,471	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	189,730	—	189,730	—
4.5% Convertible Bond	171,950	—	171,950	—

The estimated fair value of financial assets and liabilities at December 31, 2013 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	53,759	53,759	—	—
Restricted cash and investments	68,363	68,363	—	—
Marketable securities	3,479	3,479	—	—
Liabilities:
7.84% to 8.04% First Preferred Mortgage Term Notes	200,077	—	200,077	—
4.5% Convertible Bond	140,315	—	140,315	—

The following methods and assumptions were used to estimate the fair value of each class of financial asset and liability:

Cash and cash equivalents – the carrying values in the balance sheet approximate their fair value.

Restricted cash and investments – the carrying values in the balance sheet approximate their fair value.

Marketable securities – the fair values are based on quoted market prices.

First Preferred Mortgage Term Notes – the fair values are based on the market price achieved in the last significant trading of the notes, adjusted for movements in the fixed income markets up to the period end (level two per ASC Topic 820).

Convertible Bond – quoted market prices are not available, however the bonds are traded "over the counter" and the fair value of bonds is based on the market price on offer at the balance sheet date.

Assets Measured at Fair Value on a Nonrecurring Basis
The Company has recorded a vessel impairment loss of $56.2 million in the six months ended June 30, 2014. This loss relates to three vessels leased from Ship Finance (Front Opalia, Front Commerce and Front Comanche). All vessels were recorded as vessels under capital lease. At June 30, 2014, Front Opalia, Front Commerce and Front Comanche were measured at an aggregate fair value of $30.0 million, based on 75% lease termination assumptions, which was determined using level 3 inputs being the expected future cash flows from the leased vessels. In July 2014, it was agreed that the leases on these vessels would be terminated, with expected termination in the fourth quarter of 2014 subject to normal closing conditions, and a 75% lease termination probability was assigned to these three vessels as of June 30, 2014.

An impairment loss of $15.6 million was recorded on the VLCC Front Century in the six months ended June 30, 2013 and the vessel was measured at a fair value of $25.8 million at June 30, 2013, which was determined using level three inputs being the discounted expected cash flows from the leased vessel. Depreciation of $1.6 million was then recorded in the second half of 2013 and the vessel was recorded at $24.2 million at December 31, 2013.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, The Bank of New York, DnB Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea and The Bank of New York. However, the Company believes this risk is remote.